Segment Reporting - Schedule of Segment Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 22, 2026	Jan. 14, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue			$ 423,465	$ 774,208	$ 2,065,292	$ 3,008,361
Operating Expenses
Practice salaries and benefits			142,104	402,366	1,016,543	1,995,127
Other practice operating expenses			99,819	313,976	973,048	1,556,759
Cost of product revenue			9,034	17,816	51,568	96,237
Selling, general and administrative expenses			847,281	629,415	2,035,516	3,038,936
Depreciation and amortization			26,040	28,024	101,871	282,950
Total Operating Expenses			1,124,278	1,391,597	4,178,546	7,686,009
Income (loss) from operations			(700,813)	(617,389)	(2,113,254)	(4,677,648)
Other Segment Information
Gain (loss) on extinguishment of debt			(1,328,069)	(42,726)	(317,982)	178,986
Loss on change in fair value of debt			2,180,526	49,186	618,208	(84,109)
Gain from realization of contingent sale consideration receivable				(45,038)		(125,355)
Gain on change in fair value of derivative financial instruments	$ 44,437	$ 9,699	(32,169)	(45,038)	(8,644)
Amortization of original issue discounts on notes payable			87,984	405,113	828,006	1,316,165
Interest expense and other			12,219	67,015	216,134	168,144
Identifiable Assets
Identifiable assets			1,625,791	2,057,314	1,702,346	2,222,989
Health Services [Member]
Revenue
Total revenue			418,613	752,015	2,002,548	2,872,177
Operating Expenses
Practice salaries and benefits			142,104	402,366	1,016,543	1,995,127
Other practice operating expenses			99,819	313,976	973,048	1,556,759
Cost of product revenue
Selling, general and administrative expenses
Depreciation and amortization			24,866	26,850	97,175	277,866
Total Operating Expenses			266,789	743,192	2,086,766	4,545,752
Income (loss) from operations			151,824	8,823	(84,218)	(1,673,575)
Other Segment Information
Gain (loss) on extinguishment of debt
Loss on change in fair value of debt
Gain from realization of contingent sale consideration receivable
Gain on change in fair value of derivative financial instruments
Amortization of original issue discounts on notes payable			2,964	2,964	12,022	5,007
Interest expense and other			2,774	(7,072)	3,051	11,506
Identifiable Assets
Identifiable assets			125,417	373,572	182,146	496,391
Digital Healthcare [Member]
Revenue
Total revenue			3,494	9,584	22,623	32,425
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue
Selling, general and administrative expenses			844,655	620,541	2,007,845	2,974,130
Depreciation and amortization			1,174	1,174	4,696	5,084
Total Operating Expenses			845,829	621,715	2,012,541	2,979,214
Income (loss) from operations			(842,335)	(612,131)	(1,989,918)	(2,946,789)
Other Segment Information
Gain (loss) on extinguishment of debt			(1,328,069)	(42,726)	(317,982)	178,986
Loss on change in fair value of debt			2,180,526	49,186	618,208	(84,109)
Gain from realization of contingent sale consideration receivable				(45,038)		(125,355)
Gain on change in fair value of derivative financial instruments			(32,169)		(8,644)
Amortization of original issue discounts on notes payable			85,020	402,149	815,984	1,311,158
Interest expense and other			9,445	74,087	213,083	156,638
Identifiable Assets
Identifiable assets			1,499,184	1,681,663	1,519,025	1,719,020
Medical Distribution {[Member]
Revenue
Total revenue			1,358	12,609	40,121	103,759
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue			9,034	17,816	51,568	96,237
Selling, general and administrative expenses			2,626	8,874	27,671	64,806
Depreciation and amortization
Total Operating Expenses			11,660	26,690	79,239	161,043
Income (loss) from operations			(10,302)	(14,081)	(39,118)	(57,284)
Other Segment Information
Gain (loss) on extinguishment of debt
Loss on change in fair value of debt
Gain from realization of contingent sale consideration receivable
Gain on change in fair value of derivative financial instruments
Amortization of original issue discounts on notes payable
Interest expense and other
Identifiable Assets
Identifiable assets			1,190	2,079	1,175	7,578
Patient service revenue, net [Member]
Revenue
Total revenue			418,613	752,015	2,002,548	2,872,177
Patient service revenue, net [Member] | Health Services [Member]
Revenue
Total revenue			418,613	752,015	2,002,548	2,872,177
Patient service revenue, net [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Patient service revenue, net [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Subscription revenue [Member]
Revenue
Total revenue			3,494	9,584	22,623	32,425
Subscription revenue [Member] | Health Services [Member]
Revenue
Total revenue
Subscription revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue			3,494	9,584	22,623	32,425
Subscription revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Product and other revenue [Member]
Revenue
Total revenue			1,358	12,609	40,121	103,759
Product and other revenue [Member] | Health Services [Member]
Revenue
Total revenue
Product and other revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Product and other revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue			$ 1,358	$ 12,609	$ 40,121	$ 103,759